UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2017 Fund
Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Class A and Class I (formerly Institutional Class)

Annual Report

June 30, 2016

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

On May 2, 2016, Cormac Cullen succeeded Jamie Pagliocco as Co-Manager of the funds, joining Co-Managers Keven Ramundo and Mark Sommer.

Consistent with its original design, Municipal Income 2017 Fund will close to new investors effective as of the close of business on June 30, 2016, in anticipation of the fund’s liquidation shortly after its expected target end-date of June 30, 2017. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

Fidelity® Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(2.25)%	1.42%	1.39%
Class I	0.77%	2.25%	2.20%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$10,734	Fidelity Advisor® Municipal Income 2017 Fund - Class A
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(0.31)%	2.83%	2.69%
Class I	2.77%	3.66%	3.51%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$11,457	Fidelity Advisor® Municipal Income 2019 Fund - Class A
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	2.51%	4.19%	4.04%
Class I	5.67%	5.04%	4.87%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$12,251	Fidelity Advisor® Municipal Income 2021 Fund - Class A
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Life of fundA
Class A (incl. 2.75% sales charge)	4.87%	2.68%
Class I	8.11%	3.84%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2023 Fund - Class A on April 23, 2013, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$10,879	Fidelity Advisor® Municipal Income 2023 Fund - Class A
$11,322	Barclays® Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending June 30, 2016, driven by strong demand and moderate supply, and supported by a stable credit environment for state and local governments. The Barclays® Municipal Bond Index advanced 7.65% for the year, moving higher each month. Returns were positive as fixed income market volatility led investors to prefer the safety of U.S. bonds, including Treasuries and municipals. The broad muni market rallied amid positive revenue trends for the majority of issuers, despite periodically negative headlines surrounding a handful of troubled issuers, including Illinois, Chicago and New Jersey. The tax advantages of munis continued to appeal to investors subject to high federal income tax rates and a 3.8% Medicare tax on non-municipal investment income that took effect in 2013. At period end, the U.S. Federal Reserve continued to signal its intention to hike interest rates twice in 2016, although markets expect no increases, due to benign inflation and a cloudier global economic picture.

Comments from Co-Portfolio Manager Kevin Ramundo:  For the year, the share classes of the 2017, 2019, 2021 and 2023 funds (excluding sales charges, if applicable) posted positive returns, net of fees, with the gains increasing along the maturity spectrum. By and large, the share classes of the 2019, 2021 and 2023 funds advanced roughly in line with their Barclays® defined-maturity benchmarks for the period, although the share classes of the 2017 fund lagged their benchmark. (For specific portfolio results, please see the performance pages of this report.) Comparisons were generally less favorable versus the broader Barclays® Municipal Bond Index. Relative performance was bolstered by overweightings in lower-rated investment-grade securities. Bonds in these credit tiers – those rated A and BBB – attracted heavy demand from yield-seeking investors. Coupled with the comparatively high level of income they generated, they outperformed higher-quality securities. An overweighting in bonds that were advance refunded during the period also contributed. Larger-than-benchmark exposure to bonds issued by Illinois, Chicago and related entities also contributed. Notable detractors were limited to a handful of holdings for each fund, although the 2023 fund was hurt by its underweighting in New Jersey state-backed bonds. For the 2017, 2019 and 2021 funds, the disappointments were limited to a handful of holdings in each that lagged the benchmark for reasons unique to their issuers, structure or maturity.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.2	13.3
Texas	7.5	6.4
California	7.3	7.3
Michigan	7.1	8.3
New Jersey	5.8	5.8

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	38.0
Health Care	13.9	13.5
Electric Utilities	10.3	11.0
Special Tax	9.1	8.8
Escrowed/Pre-Refunded	8.7	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	2.6%
AA,A	76.2%
BBB	15.4%
BB and Below	0.8%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	2.2%

As of December 31, 2015
AAA	3.7%
AA,A	75.1%
BBB	15.4%
BB and Below	1.6%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	471,765
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,106,325

TOTAL ALABAMA		1,578,090

Arizona - 1.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	514,865
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	157,409
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	433,094
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	289,008
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	730,520
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	261,735

TOTAL ARIZONA		2,386,631

California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	221,295
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	$625,000	$644,394
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	624,396
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,022,180
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	517,090
Series 2014 A, 5% 7/1/17	2,000,000	2,088,020
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	260,595
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	531,410
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	519,820
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	291,854
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,433,757
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	154,473
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	294,359
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	412,868
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	314,181

TOTAL CALIFORNIA		9,330,692

Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	436,107
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	260,028

TOTAL COLORADO		696,135

Connecticut - 1.7%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	432,369
Series D, 5% 7/1/17	1,000,000	1,043,500
5% 7/1/17	585,000	609,260
5% 7/1/17 (Escrowed to Maturity)	90,000	93,869

TOTAL CONNECTICUT		2,178,998

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,040,200
Florida - 13.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	521,345
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	77,177
Series 2009 A1, 5.5% 6/1/17	300,000	312,768
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	82,327
5% 6/1/17 (FSA Insured)	550,000	570,939
5.25% 6/1/17	1,980,000	2,059,814
Series 2012 A1, 5% 6/1/17	750,000	778,553
5.25% 6/1/17 (FSA Insured)	300,000	312,093
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	260,850
Series 2011 A, 5% 7/1/17	600,000	626,040
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	286,080
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,565,400
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	203,618
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	651,681
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,037,700
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	156,327
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,321,206
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,043,200
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,042,280
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,054,860
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	1,000,000	1,046,170
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	525,900
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	361,505
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	401,047
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	142,251
5% 10/1/17 (Escrowed to Maturity)	120,000	126,445
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	201,425
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	209,234

TOTAL FLORIDA		16,978,235

Georgia - 3.1%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	275,756
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,374,507
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	255,505
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	101,663
Series 2010, 5% 4/1/17	350,000	361,291
Series A, 5.25% 1/1/17	440,000	449,984
Series GG, 5% 1/1/17	515,000	526,186
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	581,442

TOTAL GEORGIA		3,926,334

Illinois - 4.9%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	403,481
Series 2007, 5% 1/1/17	255,000	258,159
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	304,890
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	351,486
Series 2011 D, 5% 1/1/17	500,000	509,400
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	521,345
Series 2011 A1, 4% 4/1/17	90,000	92,217
Series 2013, 5% 5/15/17	295,000	304,281
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,645
5% 7/1/17	385,000	401,436
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	510,220
Series 2012, 5% 3/1/17	1,000,000	1,025,620
Series 2014, 4% 2/1/17	1,000,000	1,016,870
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	259,293
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	140,412
5.5% 6/15/17 (FGIC Insured)	75,000	78,358
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	129,451

TOTAL ILLINOIS		6,322,564

Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	502,895
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	232,171

TOTAL INDIANA		735,066

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	1,215,000	1,258,108
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,074,840
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	515,835
Series 2014, 5% 7/1/17	1,000,000	1,040,970
Series 2015, 5% 7/1/17	400,000	416,468
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	562,805

TOTAL MARYLAND		2,536,078

Massachusetts - 5.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	520,130
Series 2012, 5% 7/1/17	500,000	520,335
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	855,049
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,196,127
Series 2011 B, 5% 8/1/17	1,000,000	1,047,380
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	103,734
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,042,080
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,773,610
Series 2012 B, 5% 7/1/17	100,000	104,380

TOTAL MASSACHUSETTS		7,162,825

Michigan - 7.1%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,027,660
Forest Hills Pub. Schools 4% 5/1/17	420,000	431,722
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,039,360
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	578,605
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,971,603
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	237,922
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,055,320
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	232,682
5% 5/1/17	1,090,000	1,127,213
Royal Oak City School District 5% 5/1/17	200,000	207,214
Zeeland Pub. Schools 4% 5/1/17	265,000	272,110

TOTAL MICHIGAN		9,181,411

Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,047,900
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	359,307
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	760,273

TOTAL MISSOURI		1,119,580

Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	510,985
Series 2014, 4% 7/1/17	450,000	464,702

TOTAL NEBRASKA		975,687

Nevada - 3.2%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,041,570
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	520,385
Series 2014 A, 5.5% 6/15/17	2,415,000	2,524,762

TOTAL NEVADA		4,086,717

New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,295,480
New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,025,990
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,037,010
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	546,790
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,158,350
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	634,992
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	313,428
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	128,745
4% 7/1/17	230,000	237,169
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,021
Series 2011 B, 5% 6/15/17	530,000	549,615
Series 2014 AA, 5% 6/15/17	500,000	518,505

TOTAL NEW JERSEY		7,448,615

New York - 5.7%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	182,046
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	414,428
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	597,092
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	334,445
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,377,799
Series 2011 B, 5% 8/1/17	1,680,000	1,759,229
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	415,528
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	103,103
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	230,958
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	208,498
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	738,215

TOTAL NEW YORK		7,361,341

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	396,873
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	403,481

TOTAL NORTH CAROLINA		800,354

Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	155,655
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,026,320
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	132,499
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	77,689
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	381,975
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	595,114

TOTAL OHIO		2,369,252

Pennsylvania - 5.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	311,505
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	257,228
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,653,183
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	204,156
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,020,730
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,274,236
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,019,410
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	523,370
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,041,880

TOTAL PENNSYLVANIA		7,305,698

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	577,577
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,021,140
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	132,708
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,172,646
Texas - 7.5%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	104,394
Denton Independent School District Series 2011, 5% 8/15/17	500,000	524,320
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	432,339
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,192,091
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	103,743
Series 2013, 5% 5/15/17	650,000	674,330
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	520,785
Plano Independent School District 2% 2/15/17	1,500,000	1,509,195
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	523,140
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	103,353

TOTAL TEXAS		9,687,690

Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	361,346
Washington - 5.3%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,908,052
Series 2014 A, 5% 7/1/17	1,250,000	1,304,375
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	518,800
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,249,645
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	245,223
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	284,297
Series 2014 5% 3/1/17	350,000	359,713

TOTAL WASHINGTON		6,870,105

Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	515,555
Wisconsin Gen. Oblig.:
Series 2011 B, 5% 5/1/17	1,000,000	1,036,490
Series 2014 B, 5% 5/1/17	1,000,000	1,036,490

TOTAL WISCONSIN		2,588,535

TOTAL MUNICIPAL BONDS
(Cost $124,064,093)		124,608,578

Municipal Notes - 0.8%
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,028,279)	1,000,000	1,037,140
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $125,092,372)		125,645,718
NET OTHER ASSETS (LIABILITIES) - 2.2%		2,799,845
NET ASSETS - 100%		$128,445,563

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.6%
Health Care	13.9%
Electric Utilities	10.3%
Special Tax	9.1%
Escrowed/Pre-Refunded	8.7%
Transportation	8.1%
Others* (Individually Less Than 5%)	14.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $125,092,372)		$125,645,718
Cash		1,027,096
Receivable for fund shares sold		170,063
Interest receivable		1,770,744
Other receivables		252
Total assets		128,613,873
Liabilities
Payable for fund shares redeemed	$109,040
Distributions payable	13,387
Accrued management fee	32,630
Transfer agent fee payable	10,877
Distribution and service plan fees payable	2,376
Total liabilities		168,310
Net Assets		$128,445,563
Net Assets consist of:
Paid in capital		$127,873,852
Distributions in excess of net investment income		(2,607)
Accumulated undistributed net realized gain (loss) on investments		20,972
Net unrealized appreciation (depreciation) on investments		553,346
Net Assets		$128,445,563
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,314,626 ÷ 1,079,164 shares)		$10.48
Maximum offering price per share (100/97.25 of $10.48)		$10.78
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($87,412,192 ÷ 8,337,660 shares)		$10.48
Class I:
Net Asset Value, offering price and redemption price per share ($29,718,745 ÷ 2,834,630 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,655,120
Expenses
Management fee	$397,115
Transfer agent fees	132,372
Distribution and service plan fees	27,170
Independent trustees' fees and expenses	577
Miscellaneous	204
Total expenses before reductions	557,438
Expense reductions	(817)	556,621
Net investment income (loss)		1,098,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		59,924
Total net realized gain (loss)		59,924
Change in net unrealized appreciation (depreciation) on investment securities		(93,655)
Net gain (loss)		(33,731)
Net increase (decrease) in net assets resulting from operations		$1,064,768

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,098,499	$1,060,107
Net realized gain (loss)	59,924	8,629
Change in net unrealized appreciation (depreciation)	(93,655)	(754,576)
Net increase (decrease) in net assets resulting from operations	1,064,768	314,160
Distributions to shareholders from net investment income	(1,098,267)	(1,058,902)
Distributions to shareholders from net realized gain	(12,468)	–
Total distributions	(1,110,735)	(1,058,902)
Share transactions - net increase (decrease)	(3,396,148)	39,912,368
Redemption fees	467	96
Total increase (decrease) in net assets	(3,441,648)	39,167,722
Net Assets
Beginning of period	131,887,211	92,719,489
End of period	$128,445,563	$131,887,211
Other Information
Distributions in excess of net investment income end of period	$(2,607)	$(2,840)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.063	.066	.106	.128	.150
Net realized and unrealized gain (loss)	(.009)	(.060)	.183	(.087)	.480
Total from investment operations	.054	.006	.289	.041	.630
Distributions from net investment income	(.063)	(.066)	(.108)	(.129)	(.150)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.064)	(.066)	(.109)	(.141)	(.150)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.52%	.06%	2.80%	.38%	6.34%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.60%	.62%	1.01%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$11,315	$8,311	$8,162	$4,973	$3,986
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.080	.033	.315	.067	.656
Distributions from net investment income	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$87,412	$97,854	$68,931	$38,747	$27,328
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.080	.033	.315	.067	.656
Distributions from net investment income	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$29,719	$25,723	$15,627	$6,391	$3,841
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	18.8	20.0
New York	18.5	17.1
New Jersey	10.9	9.7
Michigan	9.5	6.2
Arizona	5.5	6.1

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.8	44.9
Transportation	14.3	13.8
Health Care	8.9	9.2
Education	8.2	6.9
Special Tax	6.3	6.6

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	6.8%
AA,A	83.3%
BBB	4.1%
BB and Below	0.5%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	4.3%

As of December 31, 2015
AAA	7.7%
AA,A	81.6%
BBB	5.6%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Arizona - 5.5%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$301,892
Series 2015 A, 5% 6/1/19	1,000,000	1,116,590
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	391,636
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,090,200
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	722,542
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	675,732
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	559,480

TOTAL ARIZONA		4,858,072

California - 4.5%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,161,295
California Gen. Oblig. 5.5% 4/1/19	500,000	564,780
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	555,380
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	376,751
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,100,010
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,810

TOTAL CALIFORNIA		3,999,026

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,733
Florida - 18.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,119,590
Series 2015 A, 5% 7/1/19	500,000	559,795
5% 7/1/19	3,000,000	3,358,770
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	323,811
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	558,380
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	561,840
Florida Board of Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,697,133
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,049,173
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	486,181
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,220,549
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	728,143
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	279,975
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,529,949
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,121,480
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,061,960
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	561,140
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	288,969
5% 10/1/19 (Escrowed to Maturity)	245,000	277,636

TOTAL FLORIDA		16,784,474

Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,025,220
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	221,812

TOTAL GEORGIA		1,247,032

Illinois - 4.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,099,010
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	359,801
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,078,450
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,109,810

TOTAL ILLINOIS		3,647,071

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	281,080
Iowa - 1.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	943,698
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	340,000	376,026
Louisiana - 1.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,112,930
Maryland - 1.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,115,070
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	638,722
Michigan - 9.5%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,335,936
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,082,600
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	749,466
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,103,260
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	829,650
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,480,315
Royal Oak City School District 5% 5/1/19	700,000	779,506
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,110,320

TOTAL MICHIGAN		8,471,053

Minnesota - 1.0%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	864,772
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	272,728
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	175,446
New Jersey - 10.9%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,898,492
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	116,639
Series 2014 PP, 5% 6/15/19	3,630,000	3,931,980
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	674,127
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	557,755
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	331,425
Series 2012 AA, 5% 6/15/19	2,000,000	2,168,760

TOTAL NEW JERSEY		9,679,178

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	673,644
New York - 18.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	305,905
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	270,780
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,252,880
5% 3/1/19	3,000,000	3,330,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	562,020
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,126,560
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,132,000
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,368
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	4,115,000	4,588,471
Series II, 4% 5/1/19	1,000,000	1,086,980
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,100,290
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,959

TOTAL NEW YORK		16,445,083

Ohio - 1.0%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	908,498
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,091,130
Pennsylvania - 4.0%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	111,483
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	422,912
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	197,414
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,989
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,119,590
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	890,832
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	724,337

TOTAL PENNSYLVANIA		3,577,557

Texas - 4.6%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	592,551
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,948,715
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	562,895

TOTAL TEXAS		4,104,161

Virginia - 1.1%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	508,700
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	510,030

TOTAL VIRGINIA		1,018,730

Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,378
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	508,762
Wisconsin - 2.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,121,190
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	706,765

TOTAL WISCONSIN		1,827,955

TOTAL MUNICIPAL BONDS
(Cost $83,236,688)		85,226,009
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $83,236,688)		85,226,009
NET OTHER ASSETS (LIABILITIES) - 4.3%		3,860,337
NET ASSETS - 100%		$89,086,346

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	44.8%
Transportation	14.3%
Health Care	8.9%
Education	8.2%
Special Tax	6.3%
Others* (Individually Less Than 5%)	17.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $83,236,688)		$85,226,009
Cash		2,759,464
Receivable for fund shares sold		4,412
Interest receivable		1,161,813
Other receivables		172
Total assets		89,151,870
Liabilities
Payable for fund shares redeemed	$12,372
Distributions payable	22,555
Accrued management fee	21,911
Transfer agent fee payable	7,304
Distribution and service plan fees payable	1,382
Total liabilities		65,524
Net Assets		$89,086,346
Net Assets consist of:
Paid in capital		$87,061,924
Undistributed net investment income		16,957
Accumulated undistributed net realized gain (loss) on investments		18,144
Net unrealized appreciation (depreciation) on investments		1,989,321
Net Assets		$89,086,346
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,535,877 ÷ 605,382 shares)		$10.80
Maximum offering price per share (100/97.25 of $10.80)		$11.11
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($54,609,916 ÷ 5,058,314 shares)		$10.80
Class I:
Net Asset Value, offering price and redemption price per share ($27,940,553 ÷ 2,587,998 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,602,726
Expenses
Management fee	$241,738
Transfer agent fees	80,580
Distribution and service plan fees	16,580
Independent trustees' fees and expenses	346
Miscellaneous	120
Total expenses before reductions	339,364
Expense reductions	(531)	338,833
Net investment income (loss)		1,263,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,867
Total net realized gain (loss)		28,867
Change in net unrealized appreciation (depreciation) on investment securities		848,402
Net gain (loss)		877,269
Net increase (decrease) in net assets resulting from operations		$2,141,162

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,263,893	$1,162,955
Net realized gain (loss)	28,867	125,627
Change in net unrealized appreciation (depreciation)	848,402	(589,161)
Net increase (decrease) in net assets resulting from operations	2,141,162	699,421
Distributions to shareholders from net investment income	(1,263,844)	(1,148,149)
Distributions to shareholders from net realized gain	(83,264)	–
Total distributions	(1,347,108)	(1,148,149)
Share transactions - net increase (decrease)	16,454,224	15,731,072
Redemption fees	118	1,259
Total increase (decrease) in net assets	17,248,396	15,283,603
Net Assets
Beginning of period	71,837,950	56,554,347
End of period	$89,086,346	$71,837,950
Other Information
Undistributed net investment income end of period	$16,957	$16,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.144	.157	.181	.199	.215
Net realized and unrealized gain (loss)	.122	(.052)	.242	(.170)	.721
Total from investment operations	.266	.105	.423	.029	.936
Distributions from net investment income	(.144)	(.155)	(.183)	(.199)	(.215)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.156)	(.155)	(.183)	(.199)	(.216)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnC,D	2.51%	.98%	4.06%	.24%	9.47%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.34%	1.46%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,536	$7,522	$6,830	$8,173	$9,017
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.171	.184	.207	.226	.242
Net realized and unrealized gain (loss)	.122	(.052)	.242	(.170)	.720
Total from investment operations	.293	.132	.449	.056	.962
Distributions from net investment income	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$54,610	$44,331	$36,135	$20,787	$15,946
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.170	.184	.207	.226	.241
Net realized and unrealized gain (loss)	.123	(.052)	.242	(.170)	.721
Total from investment operations	.293	.132	.449	.056	.962
Distributions from net investment income	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$27,941	$19,985	$13,589	$6,899	$6,213
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.2	14.1
Michigan	12.0	11.0
New Jersey	11.7	11.7
New York	6.7	7.6
Illinois	6.7	7.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.6	39.7
Health Care	14.5	13.5
Transportation	10.7	10.9
Water & Sewer	8.8	10.4
Electric Utilities	6.3	8.1

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	1.3%
AA,A	81.1%
BBB	8.6%
BB and Below	1.9%
Not Rated	3.9%
Short-Term Investments and Net Other Assets	3.2%

As of December 31, 2015
AAA	1.4%
AA,A	84.0%
BBB	8.8%
BB and Below	0.9%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 1.7%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,153,530
Arizona - 3.8%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21 (a)	500,000	544,445
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	688,950
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	352,788
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,855
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	592,630

TOTAL ARIZONA		2,474,668

California - 5.5%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	591,010
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	588,700
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,170,460
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	299,463
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$121,278
Series 2011 C, 5% 5/1/21 (b)	500,000	589,475
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	298,490

TOTAL CALIFORNIA		3,658,876

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	416,633
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	584,505
Florida - 13.2%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	590,890
Series 2015 A, 5% 7/1/21	500,000	590,890
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	500,229
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	893,543
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	891,540
Series 2012 A, 5% 7/1/21	500,000	594,360
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/21	1,000,000	1,182,320
Series 2016, 5% 7/1/21	615,000	727,127
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,175,700
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,184,980
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	385,210

TOTAL FLORIDA		8,716,789

Georgia - 3.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,174,570
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	293,163
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	808,797
Series 2011 B, 5% 1/1/21	85,000	99,634

TOTAL GEORGIA		2,376,164

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	447,780
Illinois - 6.7%
Chicago Gen. Oblig. 5% 1/1/21	500,000	522,640
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,336
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,134,540
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	606,659
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	549,490
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,160,730

TOTAL ILLINOIS		4,441,395

Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	234,146
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (b)	500,000	579,655
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	294,853
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,937

TOTAL INDIANA		1,465,591

Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	559,481
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	291,755
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,032
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	463,823

TOTAL MASSACHUSETTS		994,610

Michigan - 12.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,167,700
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,170,250
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21	1,000,000	1,170,250
Detroit School District Series 2012 A, 5% 5/1/21	500,000	579,295
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,462
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	592,600
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,189,850
Series 2015 D1, 5% 7/1/21	500,000	581,420
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	353,178
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,688

TOTAL MICHIGAN		7,923,693

Minnesota - 1.2%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	450,036
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	353,238

TOTAL MINNESOTA		803,274

Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	295,885
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	351,876

TOTAL NEVADA		647,761

New Jersey - 11.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	812,900
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	577,390
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	910,040
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	368,173
Series 2015 XX:
5% 6/15/21	1,000,000	1,118,980
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,060,022
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	631,039
Series 2013 A, 5% 7/1/21	100,000	116,702
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,176,490
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,231
Series 2011 B, 5% 6/15/21	750,000	837,750

TOTAL NEW JERSEY		7,717,717

New York - 6.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	553,335
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	579,855
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,191,230
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	816,362
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	688,278
Series 2014, 5% 7/1/21	325,000	385,291
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	236,996

TOTAL NEW YORK		4,451,347

North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,242
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,183,540

TOTAL NORTH CAROLINA		1,417,782

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	770,926
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	431,444
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	766,673
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	575,435
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,170,160
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	588,630

TOTAL PENNSYLVANIA		3,532,342

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	383,390
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	829,430
Texas - 6.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	295,388
5% 7/15/21	750,000	886,163
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	294,385
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	452,700
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,890
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	596,588
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	83,601
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	237,160
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	572,380

TOTAL TEXAS		4,009,255

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	128,613
Washington - 4.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	788,630
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,793,530
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	189,250

TOTAL WASHINGTON		2,771,410

Wisconsin - 1.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,183,010
TOTAL MUNICIPAL BONDS
(Cost $60,465,249)		63,859,972
TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $60,465,249)		63,859,972
NET OTHER ASSETS (LIABILITIES) - 3.2%		2,122,956
NET ASSETS - 100%		$65,982,928

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.6%
Health Care	14.5%
Transportation	10.7%
Water & Sewer	8.8%
Electric Utilities	6.3%
Special Tax	5.4%
Others* (Individually Less Than 5%)	12.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $60,465,249)		$63,859,972
Cash		1,715,578
Receivable for fund shares sold		101,529
Interest receivable		906,086
Other receivables		127
Total assets		66,583,292
Liabilities
Payable for investments purchased on a delayed delivery basis	$538,645
Payable for fund shares redeemed	11,888
Distributions payable	25,482
Accrued management fee	16,387
Distribution and service plan fees payable	2,501
Other affiliated payables	5,461
Total liabilities		600,364
Net Assets		$65,982,928
Net Assets consist of:
Paid in capital		$62,516,484
Undistributed net investment income		3,627
Accumulated undistributed net realized gain (loss) on investments		68,094
Net unrealized appreciation (depreciation) on investments		3,394,723
Net Assets		$65,982,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,915,201 ÷ 1,065,033 shares)		$11.19
Maximum offering price per share (100/97.25 of $11.19)		$11.51
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($35,296,546 ÷ 3,155,005 shares)		$11.19
Class I:
Net Asset Value, offering price and redemption price per share ($18,771,181 ÷ 1,677,889 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,495,481
Expenses
Management fee	$179,537
Transfer agent fees	59,845
Distribution and service plan fees	29,121
Independent trustees' fees and expenses	256
Miscellaneous	88
Total expenses before reductions	268,847
Expense reductions	(530)	268,317
Net investment income (loss)		1,227,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76,549
Total net realized gain (loss)		76,549
Change in net unrealized appreciation (depreciation) on investment securities		1,874,854
Net gain (loss)		1,951,403
Net increase (decrease) in net assets resulting from operations		$3,178,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,227,164	$1,066,099
Net realized gain (loss)	76,549	83,265
Change in net unrealized appreciation (depreciation)	1,874,854	(299,664)
Net increase (decrease) in net assets resulting from operations	3,178,567	849,700
Distributions to shareholders from net investment income	(1,227,165)	(1,065,265)
Distributions to shareholders from net realized gain	(74,065)	(56,405)
Total distributions	(1,301,230)	(1,121,670)
Share transactions - net increase (decrease)	13,562,315	7,804,053
Redemption fees	281	838
Total increase (decrease) in net assets	15,439,933	7,532,921
Net Assets
Beginning of period	50,542,995	43,010,074
End of period	$65,982,928	$50,542,995
Other Information
Undistributed net investment income end of period	$3,627	$3,626

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.204	.221	.240	.242	.248
Net realized and unrealized gain (loss)	.376	(.016)	.324	(.250)	.906
Total from investment operations	.580	.205	.564	(.008)	1.154
Distributions from net investment income	(.205)	(.221)	(.240)	(.242)	(.248)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.220)	(.235)	(.274)	(.262)	(.274)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	5.40%	1.89%	5.44%	(.15)%	11.68%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.85%	2.02%	2.26%	2.19%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$11,915	$10,191	$9,189	$8,664	$8,546
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.231	.248	.266	.269	.275
Net realized and unrealized gain (loss)	.376	(.016)	.325	(.250)	.905
Total from investment operations	.607	.232	.591	.019	1.180
Distributions from net investment income	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.10%	2.27%	2.51%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$35,297	$24,594	$23,718	$20,604	$20,274
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.231	.247	.266	.269	.274
Net realized and unrealized gain (loss)	.376	(.015)	.325	(.250)	.906
Total from investment operations	.607	.232	.591	.019	1.180
Distributions from net investment income	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.10%	2.27%	2.51%	2.44%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$18,771	$15,758	$10,103	$7,161	$6,367
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	10.6	10.0
New York	10.2	11.2
Arizona	8.0	7.2
Texas	7.8	8.7
California	7.7	8.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.2	42.1
Transportation	12.2	9.8
Health Care	11.9	11.6
Water & Sewer	9.8	7.5
Special Tax	8.9	10.0

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	5.5%
AA,A	86.6%
BBB	7.3%
BB and Below	1.6%
Short-Term Investments and Net Other Assets	(1.0)%

As of December 31, 2015
AAA	6.1%
AA,A	81.2%
BBB	7.4%
BB and Below	0.7%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 101.0%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$607,925
Series 2016 B, 5% 3/1/23	1,000,000	1,212,340

TOTAL ALABAMA		1,820,265

Arizona - 8.0%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	985,442
Pima County Gen. Oblig. Series 2016, 4% 7/1/23 (a)	500,000	587,685
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	549,752
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	305,418
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	644,566

TOTAL ARIZONA		3,072,863

California - 7.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	146,666
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	311,250
Series 2015 F, 5% 5/1/23	1,000,000	1,242,910
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	468,844
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	71,315
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	164,398
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	248,552
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	312,283

TOTAL CALIFORNIA		2,966,218

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	245,002
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	124,950

TOTAL COLORADO		369,952

Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/23	500,000	608,545
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	122,594

TOTAL CONNECTICUT		731,139

Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	309,138
Series 2015 B, 5% 7/1/23	30,000	37,097
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	614,540
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	615,815
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	233,478
Series 2014 B, 5% 7/1/23	75,000	92,797
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	37,221
Series 2015 D, 5% 2/1/23	650,000	801,879
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	178,649

TOTAL FLORIDA		2,920,614

Georgia - 1.5%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	308,935
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	257,594

TOTAL GEORGIA		566,529

Illinois - 10.6%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	272,697
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	366,117
5% 1/1/23	400,000	488,156
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	239,420
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	235,130
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	304,530
Series 2014, 5% 2/1/23	250,000	280,715
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	615,244
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	93,980
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	484,624
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	601,455
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,725
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	90,000	103,063

TOTAL ILLINOIS		4,105,856

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	308,785
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (b)	500,000	604,680

TOTAL INDIANA		913,465

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	642,562
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	64,483
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	279,627

TOTAL MASSACHUSETTS		344,110

Michigan - 5.5%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23	500,000	610,850
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	61,020
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	609,405
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	472,723
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	382,401

TOTAL MICHIGAN		2,136,399

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	305,068
Nebraska - 2.4%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	921,008
Nevada - 1.6%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	136,332
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	465,447

TOTAL NEVADA		601,779

New Jersey - 6.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	299,285
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	620,472
Series 2015 XX, 5% 6/15/23	250,000	281,285
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	120,700
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	243,008
Series 2013, 5% 7/1/23	200,000	246,562
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	303,433
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	246,962

TOTAL NEW JERSEY		2,361,707

New Mexico - 3.2%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,238,040
New York - 10.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	425,009
Series 2014 B, 5% 7/1/23	285,000	346,078
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	746,724
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	620,360
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	649,038
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	795,919
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	370,515

TOTAL NEW YORK		3,953,643

Ohio - 4.1%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	602,970
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	475,700
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	117,842
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	376,203

TOTAL OHIO		1,572,715

Oregon - 0.8%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	308,575
Pennsylvania - 2.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	376,435
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	607,885
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	123,655

TOTAL PENNSYLVANIA		1,107,975

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	301,930
South Carolina - 3.1%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23 (a)	1,000,000	1,195,760
Texas - 7.8%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	172,998
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	307,185
Series 2015 D, 5% 5/15/23	500,000	616,205
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	367,575
Series 2015 B, 5% 1/1/23	250,000	306,313
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,260,762

TOTAL TEXAS		3,031,038

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	244,066
Washington - 3.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	61,752
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	304,495
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	356,475
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	348,273
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	144,813

TOTAL WASHINGTON		1,215,808

TOTAL MUNICIPAL BONDS
(Cost $36,869,413)		38,949,084
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $36,869,413)		38,949,084
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(372,179)
NET ASSETS - 100%		$38,576,905

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	45.2%
Transportation	12.2%
Health Care	11.9%
Water & Sewer	9.8%
Special Tax	8.9%
Electric Utilities	8.4%
Others* (Individually Less Than 5%)	3.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,869,413)		$38,949,084
Cash		924,558
Receivable for fund shares sold		1,399
Interest receivable		491,764
Other receivables		95
Total assets		40,366,900
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,731,415
Payable for fund shares redeemed	25,135
Distributions payable	19,326
Accrued management fee	9,792
Distribution and service plan fees payable	1,064
Other affiliated payables	3,263
Total liabilities		1,789,995
Net Assets		$38,576,905
Net Assets consist of:
Paid in capital		$36,470,020
Distributions in excess of net investment income		(9,644)
Accumulated undistributed net realized gain (loss) on investments		36,858
Net unrealized appreciation (depreciation) on investments		2,079,671
Net Assets		$38,576,905
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,000,070 ÷ 474,251 shares)		$10.54
Maximum offering price per share (100/97.25 of $10.54)		$10.84
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($18,465,087 ÷ 1,751,432 shares)		$10.54
Class I:
Net Asset Value, offering price and redemption price per share ($15,111,748 ÷ 1,433,367 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$809,658
Expenses
Management fee	$101,834
Transfer agent fees	33,945
Distribution and service plan fees	11,697
Independent trustees' fees and expenses	144
Miscellaneous	49
Total expenses before reductions	147,669
Expense reductions	(513)	147,156
Net investment income (loss)		662,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52,214
Total net realized gain (loss)		52,214
Change in net unrealized appreciation (depreciation) on investment securities		1,897,248
Net gain (loss)		1,949,462
Net increase (decrease) in net assets resulting from operations		$2,611,964

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$662,502	$498,665
Net realized gain (loss)	52,214	19,086
Change in net unrealized appreciation (depreciation)	1,897,248	(13,366)
Net increase (decrease) in net assets resulting from operations	2,611,964	504,385
Distributions to shareholders from net investment income	(672,486)	(498,361)
Share transactions - net increase (decrease)	12,575,650	4,591,029
Redemption fees	648	176
Total increase (decrease) in net assets	14,515,776	4,597,229
Net Assets
Beginning of period	24,061,129	19,463,900
End of period	$38,576,905	$24,061,129
Other Information
Undistributed net investment income end of period	$–	$310
Distributions in excess of net investment income end of period	$(9,644)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.177	.202	.199	.010
Net realized and unrealized gain (loss)	.596	.050	.429	(.530)
Total from investment operations	.773	.252	.628	(.520)
Distributions from net investment income	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.227	.223	.015
Net realized and unrealized gain (loss)	.594	.050	.429	(.530)
Total from investment operations	.798	.277	.652	(.515)
Distributions from net investment income	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.227	.224	.015
Net realized and unrealized gain (loss)	.594	.050	.428	(.530)
Total from investment operations	.798	.277	.652	(.515)
Distributions from net investment income	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I (formerly Institutional Class), and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$125,092,009	$572,514	$(18,805)	$553,709
Fidelity Municipal Income 2019 Fund	83,236,688	2,013,121	(23,800)	1,989,321
Fidelity Municipal Income 2021 Fund	60,465,249	3,424,891	(30,168)	3,394,723
Fidelity Municipal Income 2023 Fund	36,869,413	2,099,394	(19,723)	2,079,671

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$–	$20,972	$553,709
Fidelity Municipal Income 2019 Fund	16,957	18,144	1,989,321
Fidelity Municipal Income 2021 Fund	3,627	68,094	3,394,723
Fidelity Municipal Income 2023 Fund	–	32,319	2,079,671

The tax character of distributions paid was as follows:

June 30, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,098,267	$12,468	$1,110,735
Fidelity Municipal Income 2019 Fund	1,263,844	83,264	1,347,108
Fidelity Municipal Income 2021 Fund	1,227,165	74,065	1,301,230
Fidelity Municipal Income 2023 Fund	672,486	–	672,486

June 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,058,902	$–	$1,058,902
Fidelity Municipal Income 2019 Fund	1,148,149	–	1,148,149
Fidelity Municipal Income 2021 Fund	1,065,265	56,404	1,121,669
Fidelity Municipal Income 2023 Fund	498,361	–	498,361

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	11,693,459	11,700,597
Fidelity Municipal Income 2019 Fund	19,971,857	3,773,616
Fidelity Municipal Income 2021 Fund	15,268,294	2,052,024
Fidelity Municipal Income 2023 Fund	20,360,445	6,412,041

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$27,170	$–
Fidelity Municipal Income 2019 Fund
Class A	.25%	$16,580	$1,138
Fidelity Municipal Income 2021 Fund
Class A	.25%	$29,121	$4,075
Fidelity Municipal Income 2023 Fund
Class A	.25%	$11,697	$11,697

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$315
Fidelity Municipal Income 2019 Fund
Class A	$698
Fidelity Municipal Income 2021 Fund
Class A	$606
Fidelity Municipal Income 2023 Fund
Class A	$132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$10,868
Municipal Income 2017	92,984
Class I	28,520
$132,372
Fidelity Municipal Income 2019 Fund
Class A	$6,632
Municipal Income 2019	49,936
Class I	24,012
$80,580
Fidelity Municipal Income 2021 Fund
Class A	$11,648
Municipal Income 2021	30,126
Class I	18,071
$59,845
Fidelity Municipal Income 2023 Fund
Class A	$4,679
Municipal Income 2023	16,252
Class I	13,014
$33,945

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$204
Fidelity Municipal Income 2019 Fund	120
Fidelity Municipal Income 2021 Fund	88
Fidelity Municipal Income 2023 Fund	49

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced the management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$817
Fidelity Municipal Income 2019 Fund	531
Fidelity Municipal Income 2021 Fund	530
Fidelity Municipal Income 2023 Fund	513

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2016	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$65,226	$62,444
Municipal Income 2017	791,102	820,701
Class I	241,939	175,757
Total	$1,098,267	$1,058,902
From net realized gain
Class A	$1,041	$–
Municipal Income 2017	8,751	–
Class I	2,676	–
Total	$12,468	$–
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$89,161	$123,060
Municipal Income 2019	793,636	720,200
Class I	381,047	304,889
Total	$1,263,844	$1,148,149
From net realized gain
Class A	$7,457	$–
Municipal Income 2019	51,070	–
Class I	24,737	–
Total	$83,264	$–
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$214,882	$200,894
Municipal Income 2021	632,371	570,180
Class I	379,912	294,191
Total	$1,227,165	$1,065,265
From net realized gain
Class A	$14,000	$11,579
Municipal Income 2021	36,127	30,850
Class I	23,938	13,976
Total	$74,065	$56,405
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$83,508	$96,478
Municipal Income 2023	327,901	247,684
Class I	261,077	154,199
Total	$672,486	$498,361

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2016	Year ended	Year ended June 30, 2016	Year ended
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	487,309	734,986	$5,115,718	$7,750,986
Reinvestment of distributions	6,054	5,477	63,539	57,674
Shares redeemed	(206,540)	(722,035)	(2,167,116)	(7,596,144)
Net increase (decrease)	286,823	18,428	$3,012,141	$212,516
Municipal Income 2017
Shares sold	2,481,877	6,173,161	$26,038,833	$65,036,725
Reinvestment of distributions	62,378	62,140	654,733	654,236
Shares redeemed	(3,536,710)	(3,441,441)	(37,122,683)	(36,209,000)
Net increase (decrease)	(992,455)	2,793,860	$(10,429,117)	$29,481,961
Class I
Shares sold	1,282,708	1,345,674	$13,468,151	$14,161,984
Reinvestment of distributions	21,416	16,027	224,775	168,729
Shares redeemed	(922,050)	(390,908)	(9,672,098)	(4,112,822)
Net increase (decrease)	382,074	970,793	$4,020,828	$10,217,891
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	212,875	647,297	$2,284,858	$6,969,912
Reinvestment of distributions	8,153	11,112	87,532	119,567
Shares redeemed	(319,505)	(590,622)	(3,429,133)	(6,339,530)
Net increase (decrease)	(98,477)	67,787	$(1,056,743)	$749,949
Municipal Income 2019
Shares sold	1,607,678	1,889,867	$17,297,665	$20,329,312
Reinvestment of distributions	57,767	48,982	620,325	526,873
Shares redeemed	(755,381)	(1,155,645)	(8,120,541)	(12,418,343)
Net increase (decrease)	910,064	783,204	$9,797,449	$8,437,842
Class I
Shares sold	1,005,900	1,192,982	$10,808,665	$12,850,827
Reinvestment of distributions	32,016	23,376	343,836	251,385
Shares redeemed	(320,006)	(611,694)	(3,438,983)	(6,558,931)
Net increase (decrease)	717,910	604,664	$7,713,518	$6,543,281
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	645,358	337,731	$7,156,810	$3,702,887
Reinvestment of distributions	19,690	18,467	217,102	202,045
Shares redeemed	(541,277)	(260,884)	(5,988,835)	(2,847,893)
Net increase (decrease)	123,771	95,314	$1,385,077	$1,057,039
Municipal Income 2021
Shares sold	1,467,208	791,444	$16,176,254	$8,664,090
Reinvestment of distributions	42,870	38,529	472,464	421,478
Shares redeemed	(626,624)	(741,853)	(6,899,714)	(8,095,156)
Net increase (decrease)	883,454	88,120	$9,749,004	$990,412
Class I
Shares sold	632,054	761,825	$6,957,341	$8,335,732
Reinvestment of distributions	31,059	23,388	342,240	255,812
Shares redeemed	(440,645)	(259,815)	(4,871,347)	(2,834,942)
Net increase (decrease)	222,468	525,398	$2,428,234	$5,756,602
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	192,189	138,656	$1,987,183	$1,395,740
Reinvestment of distributions	7,369	8,783	75,354	88,484
Shares redeemed	(200,215)	(159,919)	(2,062,158)	(1,596,486)
Net increase (decrease)	(657)	(12,480)	$379	$(112,262)
Municipal Income 2023
Shares sold	1,349,142	764,466	$13,792,209	$7,708,480
Reinvestment of distributions	21,067	21,193	215,472	213,479
Shares redeemed	(767,187)	(572,692)	(7,915,336)	(5,746,980)
Net increase (decrease)	603,022	212,967	$6,092,345	$2,174,979
Class I
Shares sold	1,493,843	349,204	$15,354,060	$3,495,722
Reinvestment of distributions	18,848	10,366	193,717	104,377
Shares redeemed	(874,741)	(106,801)	(9,064,851)	(1,071,787)
Net increase (decrease)	637,950	252,769	$6,482,926	$2,528,312

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$1,002.90	$3.24
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2017	.40%
Actual		$1,000.00	$1,004.20	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,004.20	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,015.80	$3.26
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2019	.40%
Actual		$1,000.00	$1,017.10	$2.01
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,017.10	$2.01
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,026.30	$3.27
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2021	.40%
Actual		$1,000.00	$1,027.60	$2.02
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,027.60	$2.02
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,042.00	$3.30
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2023	.40%
Actual		$1,000.00	$1,043.30	$2.03
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,043.30	$2.03
Hypothetical-C		$1,000.00	$1,022.87	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2017 Fund
Class A	08/15/16	08/12/16	$0.003
Municipal Income 2017	08/15/16	08/12/16	$0.003
Class I	08/15/16	08/12/16	$0.003
Fidelity Municipal Income 2019 Fund
Class A	08/15/16	08/12/16	$0.004
Municipal Income 2019	08/15/16	08/12/16	$0.004
Class I	08/15/16	08/12/16	$0.004
Fidelity Municipal Income 2021 Fund
Class A	08/15/16	08/12/16	$0.013
Municipal Income 2021	08/15/16	08/12/16	$0.013
Class I	08/15/16	08/12/16	$0.013
Fidelity Municipal Income 2023 Fund
Class A	08/15/16	08/12/16	$0.011
Municipal Income 2023	08/15/16	08/12/16	$0.011
Class I	08/15/16	08/12/16	$0.011

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2017 Fund	$ 36,754
Fidelity Municipal Income 2019 Fund	$ 26,803
Fidelity Municipal Income 2021 Fund	$ 76,549
Fidelity Municipal Income 2023 Fund	$32,319

During fiscal year ended 2016, 100% of each fund's income dividends were free from federal income tax, and 4.74%, 5.10% , 3.13% and 4.55% of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

ADMI-ANN-0816
1.926287.105

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2017 Fund

Fidelity® Municipal Income 2019 Fund

Fidelity® Municipal Income 2021 Fund

Fidelity® Municipal Income 2023 Fund

Annual Report

June 30, 2016

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

On May 2, 2016, Cormac Cullen succeeded Jamie Pagliocco as Co-Manager of the funds, joining Co-Managers Keven Ramundo and Mark Sommer.

Consistent with its original design, Municipal Income 2017 Fund will close to new investors effective as of the close of business on June 30, 2016, in anticipation of the fund’s liquidation shortly after its expected target end-date of June 30, 2017. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

Fidelity® Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2017 Fund	0.77%	2.25%	2.20%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$11,180	Fidelity® Municipal Income 2017 Fund
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2019 Fund	2.77%	3.66%	3.51%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$11,932	Fidelity® Municipal Income 2019 Fund
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2021 Fund	5.67%	5.04%	4.87%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$12,759	Fidelity® Municipal Income 2021 Fund
$13,025	Barclays® Municipal Bond Index

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2016	Past 1 year	Life of fundA
Fidelity® Municipal Income 2023 Fund	8.11%	3.84%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$11,276	Fidelity® Municipal Income 2023 Fund
$11,322	Barclays® Municipal Bond Index

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a healthy gain for the 12 months ending June 30, 2016, driven by strong demand and moderate supply, and supported by a stable credit environment for state and local governments. The Barclays® Municipal Bond Index advanced 7.65% for the year, moving higher each month. Returns were positive as fixed income market volatility led investors to prefer the safety of U.S. bonds, including Treasuries and municipals. The broad muni market rallied amid positive revenue trends for the majority of issuers, despite periodically negative headlines surrounding a handful of troubled issuers, including Illinois, Chicago and New Jersey. The tax advantages of munis continued to appeal to investors subject to high federal income tax rates and a 3.8% Medicare tax on non-municipal investment income that took effect in 2013. At period end, the U.S. Federal Reserve continued to signal its intention to hike interest rates twice in 2016, although markets expect no increases, due to benign inflation and a cloudier global economic picture.

Comments from Co-Portfolio Manager Kevin Ramundo:  For the year, the share classes of the 2017, 2019, 2021 and 2023 funds (excluding sales charges, if applicable) posted positive returns, net of fees, with the gains increasing along the maturity spectrum. By and large, the share classes of the 2019, 2021 and 2023 funds advanced roughly in line with their Barclays® defined-maturity benchmarks for the period, although the share classes of the 2017 fund lagged their benchmark. (For specific portfolio results, please see the performance pages of this report.) Comparisons were generally less favorable versus the broader Barclays® Municipal Bond Index. Relative performance was bolstered by overweightings in lower-rated investment-grade securities. Bonds in these credit tiers – those rated A and BBB – attracted heavy demand from yield-seeking investors. Coupled with the comparatively high level of income they generated, they outperformed higher-quality securities. An overweighting in bonds that were advance refunded during the period also contributed. Larger-than-benchmark exposure to bonds issued by Illinois, Chicago and related entities also contributed. Notable detractors were limited to a handful of holdings for each fund, although the 2023 fund was hurt by its underweighting in New Jersey state-backed bonds. For the 2017, 2019 and 2021 funds, the disappointments were limited to a handful of holdings in each that lagged the benchmark for reasons unique to their issuers, structure or maturity.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.2	13.3
Texas	7.5	6.4
California	7.3	7.3
Michigan	7.1	8.3
New Jersey	5.8	5.8

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	38.0
Health Care	13.9	13.5
Electric Utilities	10.3	11.0
Special Tax	9.1	8.8
Escrowed/Pre-Refunded	8.7	8.4

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	2.6%
AA,A	76.2%
BBB	15.4%
BB and Below	0.8%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	2.2%

As of December 31, 2015
AAA	3.7%
AA,A	75.1%
BBB	15.4%
BB and Below	1.6%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Alabama - 1.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17	475,000	471,765
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	1,100,000	1,106,325

TOTAL ALABAMA		1,578,090

Arizona - 1.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Proj.) Series 2015 A, 4% 6/1/17	500,000	514,865
Arizona School Facilities Board Ctfs. of Prtn. Series 2013 A2, 5% 9/1/17	150,000	157,409
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	433,094
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	289,008
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	730,520
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	261,735

TOTAL ARIZONA		2,386,631

California - 7.3%
California Gen. Oblig. 5% 3/1/17	215,000	221,295
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	$625,000	$644,394
Series B, 5% 6/1/17 (Escrowed to Maturity)	600,000	624,396
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,022,180
Los Angeles Unified School District:
Series 2011 A1, 4% 7/1/17	500,000	517,090
Series 2014 A, 5% 7/1/17	2,000,000	2,088,020
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	260,595
Newport Beach Rev. Series 2009 A, 5% 12/1/17 (Escrowed to Maturity)	500,000	531,410
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	519,820
Oakland Gen. Oblig. Series 2012, 5% 1/15/17	285,000	291,854
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,433,757
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	154,473
San Pablo Calif Redev. Agcy. Series 2014 A, 4% 6/15/17 (FSA Insured)	285,000	294,359
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	412,868
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	314,181

TOTAL CALIFORNIA		9,330,692

Colorado - 0.5%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/17	420,000	436,107
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/17	250,000	260,028

TOTAL COLORADO		696,135

Connecticut - 1.7%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	430,000	432,369
Series D, 5% 7/1/17	1,000,000	1,043,500
5% 7/1/17	585,000	609,260
5% 7/1/17 (Escrowed to Maturity)	90,000	93,869

TOTAL CONNECTICUT		2,178,998

District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2013 A, 5% 6/1/17	1,000,000	1,040,200
Florida - 13.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	521,345
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Escrowed to Maturity)	75,000	77,177
Series 2009 A1, 5.5% 6/1/17	300,000	312,768
Series 2010 A1:
4% 6/1/17 (FSA Insured)	80,000	82,327
5% 6/1/17 (FSA Insured)	550,000	570,939
5.25% 6/1/17	1,980,000	2,059,814
Series 2012 A1, 5% 6/1/17	750,000	778,553
5.25% 6/1/17 (FSA Insured)	300,000	312,093
Florida Board of Ed. Lottery Rev.:
Series 2010 C, 5% 7/1/17	250,000	260,850
Series 2011 A, 5% 7/1/17	600,000	626,040
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2014 B, 5% 6/1/17	275,000	286,080
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,565,400
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/17	200,000	203,618
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	651,681
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/17 (FSA Insured)	1,000,000	1,037,700
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	156,327
Miami-Dade County School Board Ctfs. of Prtn. Series 2007 A, 5% 5/1/18 (Pre-Refunded to 5/1/17 @ 100)	1,275,000	1,321,206
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,043,200
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,042,280
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,054,860
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 5% 8/1/17	1,000,000	1,046,170
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (b)	500,000	525,900
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	361,505
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	401,047
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/17 (Escrowed to Maturity)	135,000	142,251
5% 10/1/17 (Escrowed to Maturity)	120,000	126,445
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	201,425
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/17	200,000	209,234

TOTAL FLORIDA		16,978,235

Georgia - 3.1%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	270,000	275,756
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (a)	1,370,000	1,374,507
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	255,505
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008, 4% 1/1/17	100,000	101,663
Series 2010, 5% 4/1/17	350,000	361,291
Series A, 5.25% 1/1/17	440,000	449,984
Series GG, 5% 1/1/17	515,000	526,186
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/17	565,000	581,442

TOTAL GEORGIA		3,926,334

Illinois - 4.9%
Chicago Gen. Oblig.:
Series 2007 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	403,481
Series 2007, 5% 1/1/17	255,000	258,159
Series A, 5.5% 1/1/17 (FSA Insured)	300,000	304,890
Chicago Park District Gen. Oblig.:
Series 2011 C, 5% 1/1/17	345,000	351,486
Series 2011 D, 5% 1/1/17	500,000	509,400
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	521,345
Series 2011 A1, 4% 4/1/17	90,000	92,217
Series 2013, 5% 5/15/17	295,000	304,281
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,645
5% 7/1/17	385,000	401,436
Illinois Gen. Oblig.:
Series 2009, 4% 4/1/17	500,000	510,220
Series 2012, 5% 3/1/17	1,000,000	1,025,620
Series 2014, 4% 2/1/17	1,000,000	1,016,870
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	259,293
Illinois Sales Tax Rev.:
Series 2010, 5% 6/15/17	135,000	140,412
5.5% 6/15/17 (FGIC Insured)	75,000	78,358
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series 2002 B, 5.2% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	125,000	129,451

TOTAL ILLINOIS		6,322,564

Indiana - 0.6%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (a)	500,000	502,895
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	225,000	232,171

TOTAL INDIANA		735,066

Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/17	1,215,000	1,258,108
Louisiana - 1.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/17	2,000,000	2,074,840
Maryland - 2.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	515,835
Series 2014, 5% 7/1/17	1,000,000	1,040,970
Series 2015, 5% 7/1/17	400,000	416,468
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	562,805

TOTAL MARYLAND		2,536,078

Massachusetts - 5.6%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	520,130
Series 2012, 5% 7/1/17	500,000	520,335
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	850,000	855,049
Massachusetts Gen. Oblig.:
Series 2010 B, 5% 6/1/17	1,150,000	1,196,127
Series 2011 B, 5% 8/1/17	1,000,000	1,047,380
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	100,000	103,734
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,042,080
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (b)	1,700,000	1,773,610
Series 2012 B, 5% 7/1/17	100,000	104,380

TOTAL MASSACHUSETTS		7,162,825

Michigan - 7.1%
Farmington Pub. School District Gen. Oblig. 4% 5/1/17 (FSA Insured)	1,000,000	1,027,660
Forest Hills Pub. Schools 4% 5/1/17	420,000	431,722
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17 (Escrowed to Maturity)	1,000,000	1,039,360
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	575,000	578,605
Series 2010 F2, 1.5%, tender 3/1/17 (a)	1,960,000	1,971,603
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	225,000	237,922
Rochester Cmnty. School District 4% 5/1/17	2,000,000	2,055,320
Roseville Cmnty. Schools:
Series 2014, 5% 5/1/17	225,000	232,682
5% 5/1/17	1,090,000	1,127,213
Royal Oak City School District 5% 5/1/17	200,000	207,214
Zeeland Pub. Schools 4% 5/1/17	265,000	272,110

TOTAL MICHIGAN		9,181,411

Minnesota - 0.8%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,047,900
Missouri - 0.9%
Kansas City Spl. Oblig. 3% 9/1/17	350,000	359,307
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	760,273

TOTAL MISSOURI		1,119,580

Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev.:
Series 2012 A, 5% 1/1/17	500,000	510,985
Series 2014, 4% 7/1/17	450,000	464,702

TOTAL NEBRASKA		975,687

Nevada - 3.2%
Clark County Arpt. Rev. 5% 7/1/17 (b)	1,000,000	1,041,570
Clark County School District:
Series 2007 C, 5% 6/15/17	500,000	520,385
Series 2014 A, 5.5% 6/15/17	2,415,000	2,524,762

TOTAL NEVADA		4,086,717

New Hampshire - 1.8%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,295,480
New Jersey - 5.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/17	1,000,000	1,025,990
New Jersey Bldg. Auth. State Bldg. Rev. Series 2013 A, 5% 6/15/17	1,000,000	1,037,010
New Jersey Econ. Dev. Auth. Lease (College Avenue Redev. Proj.) Series 2013, 4% 6/15/17	530,000	546,790
New Jersey Econ. Dev. Auth. Rev. Series 2012, 5% 6/15/17	2,085,000	2,158,350
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	634,992
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	313,428
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	128,745
4% 7/1/17	230,000	237,169
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	298,021
Series 2011 B, 5% 6/15/17	530,000	549,615
Series 2014 AA, 5% 6/15/17	500,000	518,505

TOTAL NEW JERSEY		7,448,615

New York - 5.7%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	182,046
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015, 5% 5/1/17	400,000	414,428
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	597,092
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	334,445
New York City Gen. Oblig.:
Series 2009 H1, 5% 3/1/17	2,310,000	2,377,799
Series 2011 B, 5% 8/1/17	1,680,000	1,759,229
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	415,528
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	103,103
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/17 (FSA Insured)	225,000	230,958
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	208,498
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	710,000	738,215

TOTAL NEW YORK		7,361,341

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	396,873
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17 (Escrowed to Maturity)	395,000	403,481

TOTAL NORTH CAROLINA		800,354

Ohio - 1.8%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	150,000	155,655
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4% 6/15/17	1,000,000	1,026,320
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	132,499
Hamilton County Health Care Facilities Rev. 5% 6/1/17	75,000	77,689
Hamilton County Hosp. Facilities Rev. Series 2014, 4% 2/1/17	375,000	381,975
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	595,114

TOTAL OHIO		2,369,252

Pennsylvania - 5.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	311,505
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	257,228
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,653,183
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/17	200,000	204,156
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,020,730
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,274,236
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/17	1,000,000	1,019,410
Philadelphia Gas Works Rev. Series 1998 A, 5.25% 8/1/17	500,000	523,370
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,041,880

TOTAL PENNSYLVANIA		7,305,698

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	577,577
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 4% 5/15/17	1,000,000	1,021,140
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	130,000	132,708
Tennessee - 0.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (b)	1,130,000	1,172,646
Texas - 7.5%
Corpus Christi Util. Sys. Rev. Series 2013, 5% 7/15/17	100,000	104,394
Denton Independent School District Series 2011, 5% 8/15/17	500,000	524,320
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	432,339
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	5,000,000	5,192,091
Lower Colorado River Auth. Rev.:
Series 2011 A 5% 5/15/17	100,000	103,743
Series 2013, 5% 5/15/17	650,000	674,330
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	520,785
Plano Independent School District 2% 2/15/17	1,500,000	1,509,195
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	523,140
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17	100,000	103,353

TOTAL TEXAS		9,687,690

Utah - 0.3%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	361,346
Washington - 5.3%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17	2,800,000	2,908,052
Series 2014 A, 5% 7/1/17	1,250,000	1,304,375
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/17 (b)	500,000	518,800
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/17	1,205,000	1,249,645
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	245,223
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	270,000	284,297
Series 2014 5% 3/1/17	350,000	359,713

TOTAL WASHINGTON		6,870,105

Wisconsin - 2.0%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	515,555
Wisconsin Gen. Oblig.:
Series 2011 B, 5% 5/1/17	1,000,000	1,036,490
Series 2014 B, 5% 5/1/17	1,000,000	1,036,490

TOTAL WISCONSIN		2,588,535

TOTAL MUNICIPAL BONDS
(Cost $124,064,093)		124,608,578

Municipal Notes - 0.8%
Kentucky - 0.8%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,028,279)	1,000,000	1,037,140
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $125,092,372)		125,645,718
NET OTHER ASSETS (LIABILITIES) - 2.2%		2,799,845
NET ASSETS - 100%		$128,445,563

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.6%
Health Care	13.9%
Electric Utilities	10.3%
Special Tax	9.1%
Escrowed/Pre-Refunded	8.7%
Transportation	8.1%
Others* (Individually Less Than 5%)	14.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $125,092,372)		$125,645,718
Cash		1,027,096
Receivable for fund shares sold		170,063
Interest receivable		1,770,744
Other receivables		252
Total assets		128,613,873
Liabilities
Payable for fund shares redeemed	$109,040
Distributions payable	13,387
Accrued management fee	32,630
Transfer agent fee payable	10,877
Distribution and service plan fees payable	2,376
Total liabilities		168,310
Net Assets		$128,445,563
Net Assets consist of:
Paid in capital		$127,873,852
Distributions in excess of net investment income		(2,607)
Accumulated undistributed net realized gain (loss) on investments		20,972
Net unrealized appreciation (depreciation) on investments		553,346
Net Assets		$128,445,563
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,314,626 ÷ 1,079,164 shares)		$10.48
Maximum offering price per share (100/97.25 of $10.48)		$10.78
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($87,412,192 ÷ 8,337,660 shares)		$10.48
Class I:
Net Asset Value, offering price and redemption price per share ($29,718,745 ÷ 2,834,630 shares)		$10.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,655,120
Expenses
Management fee	$397,115
Transfer agent fees	132,372
Distribution and service plan fees	27,170
Independent trustees' fees and expenses	577
Miscellaneous	204
Total expenses before reductions	557,438
Expense reductions	(817)	556,621
Net investment income (loss)		1,098,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		59,924
Total net realized gain (loss)		59,924
Change in net unrealized appreciation (depreciation) on investment securities		(93,655)
Net gain (loss)		(33,731)
Net increase (decrease) in net assets resulting from operations		$1,064,768

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,098,499	$1,060,107
Net realized gain (loss)	59,924	8,629
Change in net unrealized appreciation (depreciation)	(93,655)	(754,576)
Net increase (decrease) in net assets resulting from operations	1,064,768	314,160
Distributions to shareholders from net investment income	(1,098,267)	(1,058,902)
Distributions to shareholders from net realized gain	(12,468)	–
Total distributions	(1,110,735)	(1,058,902)
Share transactions - net increase (decrease)	(3,396,148)	39,912,368
Redemption fees	467	96
Total increase (decrease) in net assets	(3,441,648)	39,167,722
Net Assets
Beginning of period	131,887,211	92,719,489
End of period	$128,445,563	$131,887,211
Other Information
Distributions in excess of net investment income end of period	$(2,607)	$(2,840)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.063	.066	.106	.128	.150
Net realized and unrealized gain (loss)	(.009)	(.060)	.183	(.087)	.480
Total from investment operations	.054	.006	.289	.041	.630
Distributions from net investment income	(.063)	(.066)	(.108)	(.129)	(.150)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.064)	(.066)	(.109)	(.141)	(.150)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC,D	.52%	.06%	2.80%	.38%	6.34%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.60%	.62%	1.01%	1.22%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$11,315	$8,311	$8,162	$4,973	$3,986
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.080	.033	.315	.067	.656
Distributions from net investment income	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$87,412	$97,854	$68,931	$38,747	$27,328
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.55	$10.37	$10.47	$9.99
Income from Investment Operations
Net investment income (loss)A	.089	.092	.132	.155	.176
Net realized and unrealized gain (loss)	(.009)	(.059)	.183	(.088)	.480
Total from investment operations	.080	.033	.315	.067	.656
Distributions from net investment income	(.089)	(.093)	(.134)	(.155)	(.176)
Distributions from net realized gain	(.001)	–	(.001)	(.012)	–
Total distributions	(.090)	(.093)	(.135)	(.167)	(.176)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.48	$10.49	$10.55	$10.37	$10.47
Total ReturnC	.77%	.31%	3.06%	.63%	6.61%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.85%	.87%	1.26%	1.47%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$29,719	$25,723	$15,627	$6,391	$3,841
Portfolio turnover rate	9%	3%	-%	-%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	18.8	20.0
New York	18.5	17.1
New Jersey	10.9	9.7
Michigan	9.5	6.2
Arizona	5.5	6.1

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.8	44.9
Transportation	14.3	13.8
Health Care	8.9	9.2
Education	8.2	6.9
Special Tax	6.3	6.6

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	6.8%
AA,A	83.3%
BBB	4.1%
BB and Below	0.5%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	4.3%

As of December 31, 2015
AAA	7.7%
AA,A	81.6%
BBB	5.6%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Arizona - 5.5%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$301,892
Series 2015 A, 5% 6/1/19	1,000,000	1,116,590
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	391,636
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,090,200
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	722,542
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	675,732
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	559,480

TOTAL ARIZONA		4,858,072

California - 4.5%
California Econ. Recovery Series A, 4.6% 7/1/19 (Escrowed to Maturity)	1,040,000	1,161,295
California Gen. Oblig. 5.5% 4/1/19	500,000	564,780
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	555,380
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	376,751
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,100,010
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	240,810

TOTAL CALIFORNIA		3,999,026

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2012 J, 4% 7/1/19	450,000	482,733
Florida - 18.8%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/19	1,000,000	1,119,590
Series 2015 A, 5% 7/1/19	500,000	559,795
5% 7/1/19	3,000,000	3,358,770
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	323,811
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	558,380
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	561,840
Florida Board of Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,697,133
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,049,173
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	486,181
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,220,549
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/19	650,000	728,143
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/19	250,000	279,975
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,375,000	1,529,949
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,121,480
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,061,960
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	561,140
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	288,969
5% 10/1/19 (Escrowed to Maturity)	245,000	277,636

TOTAL FLORIDA		16,784,474

Georgia - 1.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 2.2%, tender 4/2/19 (b)	1,000,000	1,025,220
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	221,812

TOTAL GEORGIA		1,247,032

Illinois - 4.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,099,010
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	359,801
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,078,450
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,109,810

TOTAL ILLINOIS		3,647,071

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	281,080
Iowa - 1.1%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	943,698
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/19	340,000	376,026
Louisiana - 1.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,112,930
Maryland - 1.3%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,115,070
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/19	575,000	638,722
Michigan - 9.5%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,335,936
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,082,600
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	749,466
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,103,260
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	829,650
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,480,315
Royal Oak City School District 5% 5/1/19	700,000	779,506
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,110,320

TOTAL MICHIGAN		8,471,053

Minnesota - 1.0%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	864,772
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	272,728
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	175,446
New Jersey - 10.9%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,898,492
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	116,639
Series 2014 PP, 5% 6/15/19	3,630,000	3,931,980
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	674,127
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	557,755
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	331,425
Series 2012 AA, 5% 6/15/19	2,000,000	2,168,760

TOTAL NEW JERSEY		9,679,178

New Mexico - 0.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	673,644
New York - 18.5%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	305,905
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	270,780
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/19	2,000,000	2,252,880
5% 3/1/19	3,000,000	3,330,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	562,020
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,126,560
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,132,000
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	295,368
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	4,115,000	4,588,471
Series II, 4% 5/1/19	1,000,000	1,086,980
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,100,290
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	392,959

TOTAL NEW YORK		16,445,083

Ohio - 1.0%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	908,498
Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,091,130
Pennsylvania - 4.0%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	111,483
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	422,912
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	197,414
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	110,989
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,119,590
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	890,832
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	724,337

TOTAL PENNSYLVANIA		3,577,557

Texas - 4.6%
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	530,000	592,551
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,875,000	2,948,715
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	562,895

TOTAL TEXAS		4,104,161

Virginia - 1.1%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	508,700
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	510,030

TOTAL VIRGINIA		1,018,730

Washington - 0.1%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,378
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	508,762
Wisconsin - 2.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,121,190
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	650,000	706,765

TOTAL WISCONSIN		1,827,955

TOTAL MUNICIPAL BONDS
(Cost $83,236,688)		85,226,009
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $83,236,688)		85,226,009
NET OTHER ASSETS (LIABILITIES) - 4.3%		3,860,337
NET ASSETS - 100%		$89,086,346

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	44.8%
Transportation	14.3%
Health Care	8.9%
Education	8.2%
Special Tax	6.3%
Others* (Individually Less Than 5%)	17.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $83,236,688)		$85,226,009
Cash		2,759,464
Receivable for fund shares sold		4,412
Interest receivable		1,161,813
Other receivables		172
Total assets		89,151,870
Liabilities
Payable for fund shares redeemed	$12,372
Distributions payable	22,555
Accrued management fee	21,911
Transfer agent fee payable	7,304
Distribution and service plan fees payable	1,382
Total liabilities		65,524
Net Assets		$89,086,346
Net Assets consist of:
Paid in capital		$87,061,924
Undistributed net investment income		16,957
Accumulated undistributed net realized gain (loss) on investments		18,144
Net unrealized appreciation (depreciation) on investments		1,989,321
Net Assets		$89,086,346
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,535,877 ÷ 605,382 shares)		$10.80
Maximum offering price per share (100/97.25 of $10.80)		$11.11
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($54,609,916 ÷ 5,058,314 shares)		$10.80
Class I:
Net Asset Value, offering price and redemption price per share ($27,940,553 ÷ 2,587,998 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,602,726
Expenses
Management fee	$241,738
Transfer agent fees	80,580
Distribution and service plan fees	16,580
Independent trustees' fees and expenses	346
Miscellaneous	120
Total expenses before reductions	339,364
Expense reductions	(531)	338,833
Net investment income (loss)		1,263,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28,867
Total net realized gain (loss)		28,867
Change in net unrealized appreciation (depreciation) on investment securities		848,402
Net gain (loss)		877,269
Net increase (decrease) in net assets resulting from operations		$2,141,162

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,263,893	$1,162,955
Net realized gain (loss)	28,867	125,627
Change in net unrealized appreciation (depreciation)	848,402	(589,161)
Net increase (decrease) in net assets resulting from operations	2,141,162	699,421
Distributions to shareholders from net investment income	(1,263,844)	(1,148,149)
Distributions to shareholders from net realized gain	(83,264)	–
Total distributions	(1,347,108)	(1,148,149)
Share transactions - net increase (decrease)	16,454,224	15,731,072
Redemption fees	118	1,259
Total increase (decrease) in net assets	17,248,396	15,283,603
Net Assets
Beginning of period	71,837,950	56,554,347
End of period	$89,086,346	$71,837,950
Other Information
Undistributed net investment income end of period	$16,957	$16,908

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.144	.157	.181	.199	.215
Net realized and unrealized gain (loss)	.122	(.052)	.242	(.170)	.721
Total from investment operations	.266	.105	.423	.029	.936
Distributions from net investment income	(.144)	(.155)	(.183)	(.199)	(.215)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.156)	(.155)	(.183)	(.199)	(.216)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnC,D	2.51%	.98%	4.06%	.24%	9.47%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.34%	1.46%	1.71%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,536	$7,522	$6,830	$8,173	$9,017
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.171	.184	.207	.226	.242
Net realized and unrealized gain (loss)	.122	(.052)	.242	(.170)	.720
Total from investment operations	.293	.132	.449	.056	.962
Distributions from net investment income	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$54,610	$44,331	$36,135	$20,787	$15,946
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.74	$10.50	$10.67	$9.95
Income from Investment Operations
Net investment income (loss)A	.170	.184	.207	.226	.241
Net realized and unrealized gain (loss)	.123	(.052)	.242	(.170)	.721
Total from investment operations	.293	.132	.449	.056	.962
Distributions from net investment income	(.171)	(.182)	(.209)	(.226)	(.242)
Distributions from net realized gain	(.012)	–	–	–	(.001)
Total distributions	(.183)	(.182)	(.209)	(.226)	(.242)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$10.80	$10.69	$10.74	$10.50	$10.67
Total ReturnD	2.77%	1.24%	4.32%	.49%	9.75%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.59%	1.71%	1.96%	2.09%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$27,941	$19,985	$13,589	$6,899	$6,213
Portfolio turnover rate	5%	8%	2%	4%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.242 per share is comprised of distributions from net investment income of $.2417 and distributions from net realized gain of $.0006 per share.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.2	14.1
Michigan	12.0	11.0
New Jersey	11.7	11.7
New York	6.7	7.6
Illinois	6.7	7.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.6	39.7
Health Care	14.5	13.5
Transportation	10.7	10.9
Water & Sewer	8.8	10.4
Electric Utilities	6.3	8.1

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	1.3%
AA,A	81.1%
BBB	8.6%
BB and Below	1.9%
Not Rated	3.9%
Short-Term Investments and Net Other Assets	3.2%

As of December 31, 2015
AAA	1.4%
AA,A	84.0%
BBB	8.8%
BB and Below	0.9%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 1.7%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,153,530
Arizona - 3.8%
Pima County Gen. Oblig. Series 2016, 3% 7/1/21 (a)	500,000	544,445
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	688,950
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	352,788
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	295,855
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	592,630

TOTAL ARIZONA		2,474,668

California - 5.5%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	591,010
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	588,700
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,170,460
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	299,463
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$121,278
Series 2011 C, 5% 5/1/21 (b)	500,000	589,475
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	298,490

TOTAL CALIFORNIA		3,658,876

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	416,633
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	584,505
Florida - 13.2%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	590,890
Series 2015 A, 5% 7/1/21	500,000	590,890
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	500,229
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	893,543
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	891,540
Series 2012 A, 5% 7/1/21	500,000	594,360
Hillsborough County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/21	1,000,000	1,182,320
Series 2016, 5% 7/1/21	615,000	727,127
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,175,700
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,184,980
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	385,210

TOTAL FLORIDA		8,716,789

Georgia - 3.6%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,174,570
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	293,163
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	808,797
Series 2011 B, 5% 1/1/21	85,000	99,634

TOTAL GEORGIA		2,376,164

Hawaii - 0.7%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	447,780
Illinois - 6.7%
Chicago Gen. Oblig. 5% 1/1/21	500,000	522,640
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	467,336
Chicago Park District Gen. Oblig. Series 2014 D, 5% 1/1/21	1,000,000	1,134,540
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	606,659
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	549,490
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,160,730

TOTAL ILLINOIS		4,441,395

Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	234,146
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (b)	500,000	579,655
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	294,853
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	356,937

TOTAL INDIANA		1,465,591

Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A, 5% 6/1/21	485,000	559,481
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	291,755
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	239,032
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	463,823

TOTAL MASSACHUSETTS		994,610

Michigan - 12.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,167,700
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,170,250
Clarkston Cmnty. Schools Series 2016, 5% 5/1/21	1,000,000	1,170,250
Detroit School District Series 2012 A, 5% 5/1/21	500,000	579,295
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	241,462
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	592,600
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,189,850
Series 2015 D1, 5% 7/1/21	500,000	581,420
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	353,178
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	877,688

TOTAL MICHIGAN		7,923,693

Minnesota - 1.2%
Maple Grove Health Care Facilities Series 2015, 4% 9/1/21	400,000	450,036
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	300,000	353,238

TOTAL MINNESOTA		803,274

Nevada - 1.0%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	295,885
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	351,876

TOTAL NEVADA		647,761

New Jersey - 11.7%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	812,900
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	500,000	577,390
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	910,040
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	368,173
Series 2015 XX:
5% 6/15/21	1,000,000	1,118,980
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	880,000	1,060,022
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	631,039
Series 2013 A, 5% 7/1/21	100,000	116,702
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,176,490
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	108,231
Series 2011 B, 5% 6/15/21	750,000	837,750

TOTAL NEW JERSEY		7,717,717

New York - 6.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	553,335
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	579,855
New York City Gen. Oblig. Series 2013 J, 5% 8/1/21	1,000,000	1,191,230
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	816,362
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	688,278
Series 2014, 5% 7/1/21	325,000	385,291
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	236,996

TOTAL NEW YORK		4,451,347

North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	234,242
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,183,540

TOTAL NORTH CAROLINA		1,417,782

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	770,926
Pennsylvania - 5.4%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	431,444
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	766,673
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	575,435
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,170,160
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	588,630

TOTAL PENNSYLVANIA		3,532,342

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	383,390
South Carolina - 1.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	829,430
Texas - 6.1%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	295,388
5% 7/15/21	750,000	886,163
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	294,385
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	452,700
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	590,890
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	596,588
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	83,601
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	237,160
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	572,380

TOTAL TEXAS		4,009,255

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	128,613
Washington - 4.2%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	788,630
King County Gen. Oblig. Series 2015 A, 5% 7/1/21	1,500,000	1,793,530
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	189,250

TOTAL WASHINGTON		2,771,410

Wisconsin - 1.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,183,010
TOTAL MUNICIPAL BONDS
(Cost $60,465,249)		63,859,972
TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $60,465,249)		63,859,972
NET OTHER ASSETS (LIABILITIES) - 3.2%		2,122,956
NET ASSETS - 100%		$65,982,928

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.6%
Health Care	14.5%
Transportation	10.7%
Water & Sewer	8.8%
Electric Utilities	6.3%
Special Tax	5.4%
Others* (Individually Less Than 5%)	12.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $60,465,249)		$63,859,972
Cash		1,715,578
Receivable for fund shares sold		101,529
Interest receivable		906,086
Other receivables		127
Total assets		66,583,292
Liabilities
Payable for investments purchased on a delayed delivery basis	$538,645
Payable for fund shares redeemed	11,888
Distributions payable	25,482
Accrued management fee	16,387
Distribution and service plan fees payable	2,501
Other affiliated payables	5,461
Total liabilities		600,364
Net Assets		$65,982,928
Net Assets consist of:
Paid in capital		$62,516,484
Undistributed net investment income		3,627
Accumulated undistributed net realized gain (loss) on investments		68,094
Net unrealized appreciation (depreciation) on investments		3,394,723
Net Assets		$65,982,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,915,201 ÷ 1,065,033 shares)		$11.19
Maximum offering price per share (100/97.25 of $11.19)		$11.51
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($35,296,546 ÷ 3,155,005 shares)		$11.19
Class I:
Net Asset Value, offering price and redemption price per share ($18,771,181 ÷ 1,677,889 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$1,495,481
Expenses
Management fee	$179,537
Transfer agent fees	59,845
Distribution and service plan fees	29,121
Independent trustees' fees and expenses	256
Miscellaneous	88
Total expenses before reductions	268,847
Expense reductions	(530)	268,317
Net investment income (loss)		1,227,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		76,549
Total net realized gain (loss)		76,549
Change in net unrealized appreciation (depreciation) on investment securities		1,874,854
Net gain (loss)		1,951,403
Net increase (decrease) in net assets resulting from operations		$3,178,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,227,164	$1,066,099
Net realized gain (loss)	76,549	83,265
Change in net unrealized appreciation (depreciation)	1,874,854	(299,664)
Net increase (decrease) in net assets resulting from operations	3,178,567	849,700
Distributions to shareholders from net investment income	(1,227,165)	(1,065,265)
Distributions to shareholders from net realized gain	(74,065)	(56,405)
Total distributions	(1,301,230)	(1,121,670)
Share transactions - net increase (decrease)	13,562,315	7,804,053
Redemption fees	281	838
Total increase (decrease) in net assets	15,439,933	7,532,921
Net Assets
Beginning of period	50,542,995	43,010,074
End of period	$65,982,928	$50,542,995
Other Information
Undistributed net investment income end of period	$3,627	$3,626

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.204	.221	.240	.242	.248
Net realized and unrealized gain (loss)	.376	(.016)	.324	(.250)	.906
Total from investment operations	.580	.205	.564	(.008)	1.154
Distributions from net investment income	(.205)	(.221)	(.240)	(.242)	(.248)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.220)	(.235)	(.274)	(.262)	(.274)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC,D	5.40%	1.89%	5.44%	(.15)%	11.68%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.85%	2.02%	2.26%	2.19%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$11,915	$10,191	$9,189	$8,664	$8,546
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.231	.248	.266	.269	.275
Net realized and unrealized gain (loss)	.376	(.016)	.325	(.250)	.905
Total from investment operations	.607	.232	.591	.019	1.180
Distributions from net investment income	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.10%	2.27%	2.51%	2.44%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$35,297	$24,594	$23,718	$20,604	$20,274
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$10.86	$10.57	$10.84	$9.96
Income from Investment Operations
Net investment income (loss)A	.231	.247	.266	.269	.274
Net realized and unrealized gain (loss)	.376	(.015)	.325	(.250)	.906
Total from investment operations	.607	.232	.591	.019	1.180
Distributions from net investment income	(.232)	(.248)	(.267)	(.269)	(.274)
Distributions from net realized gain	(.015)	(.014)	(.034)	(.020)	(.026)
Total distributions	(.247)	(.262)	(.301)	(.289)	(.300)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.19	$10.83	$10.86	$10.57	$10.84
Total ReturnC	5.67%	2.14%	5.70%	.10%	11.96%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	2.10%	2.27%	2.51%	2.44%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$18,771	$15,758	$10,103	$7,161	$6,367
Portfolio turnover rate	4%	5%	6%	12%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	10.6	10.0
New York	10.2	11.2
Arizona	8.0	7.2
Texas	7.8	8.7
California	7.7	8.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	45.2	42.1
Transportation	12.2	9.8
Health Care	11.9	11.6
Water & Sewer	9.8	7.5
Special Tax	8.9	10.0

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	5.5%
AA,A	86.6%
BBB	7.3%
BB and Below	1.6%
Short-Term Investments and Net Other Assets	(1.0)%

As of December 31, 2015
AAA	6.1%
AA,A	81.2%
BBB	7.4%
BB and Below	0.7%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments June 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 101.0%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$607,925
Series 2016 B, 5% 3/1/23	1,000,000	1,212,340

TOTAL ALABAMA		1,820,265

Arizona - 8.0%
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	985,442
Pima County Gen. Oblig. Series 2016, 4% 7/1/23 (a)	500,000	587,685
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	549,752
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	305,418
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/23	520,000	644,566

TOTAL ARIZONA		3,072,863

California - 7.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	146,666
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	311,250
Series 2015 F, 5% 5/1/23	1,000,000	1,242,910
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	468,844
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	71,315
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	164,398
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	248,552
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	312,283

TOTAL CALIFORNIA		2,966,218

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	245,002
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	124,950

TOTAL COLORADO		369,952

Connecticut - 1.9%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/23	500,000	608,545
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	122,594

TOTAL CONNECTICUT		731,139

Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	309,138
Series 2015 B, 5% 7/1/23	30,000	37,097
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	614,540
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	615,815
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	233,478
Series 2014 B, 5% 7/1/23	75,000	92,797
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	37,221
Series 2015 D, 5% 2/1/23	650,000	801,879
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	178,649

TOTAL FLORIDA		2,920,614

Georgia - 1.5%
Atlanta Arpt. Rev. 5% 1/1/23	250,000	308,935
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	257,594

TOTAL GEORGIA		566,529

Illinois - 10.6%
Chicago Gen. Oblig. (Cap. Impt. Proj.) Series 1999, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	272,697
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	300,000	366,117
5% 1/1/23	400,000	488,156
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	239,420
Chicago Park District Gen. Oblig. Series 2013 B, 5% 1/1/23	200,000	235,130
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	304,530
Series 2014, 5% 2/1/23	250,000	280,715
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	615,244
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (FGIC Insured)	75,000	93,980
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	484,624
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	601,455
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,725
Series 2002 B, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	90,000	103,063

TOTAL ILLINOIS		4,105,856

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	308,785
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (b)	500,000	604,680

TOTAL INDIANA		913,465

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	642,562
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	64,483
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	279,627

TOTAL MASSACHUSETTS		344,110

Michigan - 5.5%
Clarkston Cmnty. Schools Series 2016, 5% 5/1/23	500,000	610,850
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	61,020
Farmington Pub. School District Gen. Oblig. 5% 5/1/23 (FSA Insured)	500,000	609,405
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	472,723
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	382,401

TOTAL MICHIGAN		2,136,399

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	305,068
Nebraska - 2.4%
Omaha Pub. Pwr. District Series 2015 A, 5% 2/1/23	750,000	921,008
Nevada - 1.6%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	136,332
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	465,447

TOTAL NEVADA		601,779

New Jersey - 6.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	299,285
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	620,472
Series 2015 XX, 5% 6/15/23	250,000	281,285
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	120,700
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	243,008
Series 2013, 5% 7/1/23	200,000	246,562
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	303,433
Rutgers State Univ. Rev. Series 2013 J, 5% 5/1/23	200,000	246,962

TOTAL NEW JERSEY		2,361,707

New Mexico - 3.2%
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/23	1,000,000	1,238,040
New York - 10.2%
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	425,009
Series 2014 B, 5% 7/1/23	285,000	346,078
New York City Gen. Oblig. Series 2013 J, 5% 8/1/23	600,000	746,724
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 C, 5% 3/15/23	500,000	620,360
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	649,038
New York Urban Dev. Corp. Rev. (State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	795,919
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	370,515

TOTAL NEW YORK		3,953,643

Ohio - 4.1%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	602,970
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	475,700
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	117,842
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2014, 5% 6/1/23	300,000	376,203

TOTAL OHIO		1,572,715

Oregon - 0.8%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	308,575
Pennsylvania - 2.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	376,435
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/23	500,000	607,885
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	123,655

TOTAL PENNSYLVANIA		1,107,975

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	301,930
South Carolina - 3.1%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/23 (a)	1,000,000	1,195,760
Texas - 7.8%
Humble Independent School District Series 2013 B, 5% 2/15/23	140,000	172,998
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	307,185
Series 2015 D, 5% 5/15/23	500,000	616,205
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	367,575
Series 2015 B, 5% 1/1/23	250,000	306,313
Texas Wtr. Dev. Board Rev. Series 2015 A, 5% 10/15/23	1,000,000	1,260,762

TOTAL TEXAS		3,031,038

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	244,066
Washington - 3.1%
King County Swr. Rev. Series 2013 A, 5% 1/1/23	50,000	61,752
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	304,495
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	356,475
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	348,273
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	144,813

TOTAL WASHINGTON		1,215,808

TOTAL MUNICIPAL BONDS
(Cost $36,869,413)		38,949,084
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $36,869,413)		38,949,084
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(372,179)
NET ASSETS - 100%		$38,576,905

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	45.2%
Transportation	12.2%
Health Care	11.9%
Water & Sewer	9.8%
Special Tax	8.9%
Electric Utilities	8.4%
Others* (Individually Less Than 5%)	3.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,869,413)		$38,949,084
Cash		924,558
Receivable for fund shares sold		1,399
Interest receivable		491,764
Other receivables		95
Total assets		40,366,900
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,731,415
Payable for fund shares redeemed	25,135
Distributions payable	19,326
Accrued management fee	9,792
Distribution and service plan fees payable	1,064
Other affiliated payables	3,263
Total liabilities		1,789,995
Net Assets		$38,576,905
Net Assets consist of:
Paid in capital		$36,470,020
Distributions in excess of net investment income		(9,644)
Accumulated undistributed net realized gain (loss) on investments		36,858
Net unrealized appreciation (depreciation) on investments		2,079,671
Net Assets		$38,576,905
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,000,070 ÷ 474,251 shares)		$10.54
Maximum offering price per share (100/97.25 of $10.54)		$10.84
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($18,465,087 ÷ 1,751,432 shares)		$10.54
Class I:
Net Asset Value, offering price and redemption price per share ($15,111,748 ÷ 1,433,367 shares)		$10.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2016
Investment Income
Interest		$809,658
Expenses
Management fee	$101,834
Transfer agent fees	33,945
Distribution and service plan fees	11,697
Independent trustees' fees and expenses	144
Miscellaneous	49
Total expenses before reductions	147,669
Expense reductions	(513)	147,156
Net investment income (loss)		662,502
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52,214
Total net realized gain (loss)		52,214
Change in net unrealized appreciation (depreciation) on investment securities		1,897,248
Net gain (loss)		1,949,462
Net increase (decrease) in net assets resulting from operations		$2,611,964

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2016	Year ended June 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$662,502	$498,665
Net realized gain (loss)	52,214	19,086
Change in net unrealized appreciation (depreciation)	1,897,248	(13,366)
Net increase (decrease) in net assets resulting from operations	2,611,964	504,385
Distributions to shareholders from net investment income	(672,486)	(498,361)
Share transactions - net increase (decrease)	12,575,650	4,591,029
Redemption fees	648	176
Total increase (decrease) in net assets	14,515,776	4,597,229
Net Assets
Beginning of period	24,061,129	19,463,900
End of period	$38,576,905	$24,061,129
Other Information
Undistributed net investment income end of period	$–	$310
Distributions in excess of net investment income end of period	$(9,644)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.177	.202	.199	.010
Net realized and unrealized gain (loss)	.596	.050	.429	(.530)
Total from investment operations	.773	.252	.628	(.520)
Distributions from net investment income	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E,F	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsG
Expenses before reductions	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.65%	.65%	.65%	.62%H
Net investment income (loss)	1.74%	2.01%	2.08%	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	19%	16%	3%	4%I

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.227	.223	.015
Net realized and unrealized gain (loss)	.594	.050	.429	(.530)
Total from investment operations	.798	.277	.652	(.515)
Distributions from net investment income	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.99%	2.26%	2.34%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.204	.227	.224	.015
Net realized and unrealized gain (loss)	.594	.050	.428	(.530)
Total from investment operations	.798	.277	.652	(.515)
Distributions from net investment income	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsF
Expenses before reductions	.40%	.40%	.40%	.40%G
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%G
Expenses net of all reductions	.40%	.40%	.40%	.37%G
Net investment income (loss)	1.99%	2.26%	2.33%	.81%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I (formerly Institutional Class), and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$125,092,009	$572,514	$(18,805)	$553,709
Fidelity Municipal Income 2019 Fund	83,236,688	2,013,121	(23,800)	1,989,321
Fidelity Municipal Income 2021 Fund	60,465,249	3,424,891	(30,168)	3,394,723
Fidelity Municipal Income 2023 Fund	36,869,413	2,099,394	(19,723)	2,079,671

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$–	$20,972	$553,709
Fidelity Municipal Income 2019 Fund	16,957	18,144	1,989,321
Fidelity Municipal Income 2021 Fund	3,627	68,094	3,394,723
Fidelity Municipal Income 2023 Fund	–	32,319	2,079,671

The tax character of distributions paid was as follows:

June 30, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,098,267	$12,468	$1,110,735
Fidelity Municipal Income 2019 Fund	1,263,844	83,264	1,347,108
Fidelity Municipal Income 2021 Fund	1,227,165	74,065	1,301,230
Fidelity Municipal Income 2023 Fund	672,486	–	672,486

June 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,058,902	$–	$1,058,902
Fidelity Municipal Income 2019 Fund	1,148,149	–	1,148,149
Fidelity Municipal Income 2021 Fund	1,065,265	56,404	1,121,669
Fidelity Municipal Income 2023 Fund	498,361	–	498,361

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	11,693,459	11,700,597
Fidelity Municipal Income 2019 Fund	19,971,857	3,773,616
Fidelity Municipal Income 2021 Fund	15,268,294	2,052,024
Fidelity Municipal Income 2023 Fund	20,360,445	6,412,041

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$27,170	$–
Fidelity Municipal Income 2019 Fund
Class A	.25%	$16,580	$1,138
Fidelity Municipal Income 2021 Fund
Class A	.25%	$29,121	$4,075
Fidelity Municipal Income 2023 Fund
Class A	.25%	$11,697	$11,697

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	$315
Fidelity Municipal Income 2019 Fund
Class A	$698
Fidelity Municipal Income 2021 Fund
Class A	$606
Fidelity Municipal Income 2023 Fund
Class A	$132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$10,868
Municipal Income 2017	92,984
Class I	28,520
$132,372
Fidelity Municipal Income 2019 Fund
Class A	$6,632
Municipal Income 2019	49,936
Class I	24,012
$80,580
Fidelity Municipal Income 2021 Fund
Class A	$11,648
Municipal Income 2021	30,126
Class I	18,071
$59,845
Fidelity Municipal Income 2023 Fund
Class A	$4,679
Municipal Income 2023	16,252
Class I	13,014
$33,945

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$204
Fidelity Municipal Income 2019 Fund	120
Fidelity Municipal Income 2021 Fund	88
Fidelity Municipal Income 2023 Fund	49

During the period, the Funds did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced the management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$817
Fidelity Municipal Income 2019 Fund	531
Fidelity Municipal Income 2021 Fund	530
Fidelity Municipal Income 2023 Fund	513

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2016	Year ended June 30, 2015
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$65,226	$62,444
Municipal Income 2017	791,102	820,701
Class I	241,939	175,757
Total	$1,098,267	$1,058,902
From net realized gain
Class A	$1,041	$–
Municipal Income 2017	8,751	–
Class I	2,676	–
Total	$12,468	$–
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$89,161	$123,060
Municipal Income 2019	793,636	720,200
Class I	381,047	304,889
Total	$1,263,844	$1,148,149
From net realized gain
Class A	$7,457	$–
Municipal Income 2019	51,070	–
Class I	24,737	–
Total	$83,264	$–
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$214,882	$200,894
Municipal Income 2021	632,371	570,180
Class I	379,912	294,191
Total	$1,227,165	$1,065,265
From net realized gain
Class A	$14,000	$11,579
Municipal Income 2021	36,127	30,850
Class I	23,938	13,976
Total	$74,065	$56,405
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$83,508	$96,478
Municipal Income 2023	327,901	247,684
Class I	261,077	154,199
Total	$672,486	$498,361

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2016	Year ended	Year ended June 30, 2016	Year ended
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	487,309	734,986	$5,115,718	$7,750,986
Reinvestment of distributions	6,054	5,477	63,539	57,674
Shares redeemed	(206,540)	(722,035)	(2,167,116)	(7,596,144)
Net increase (decrease)	286,823	18,428	$3,012,141	$212,516
Municipal Income 2017
Shares sold	2,481,877	6,173,161	$26,038,833	$65,036,725
Reinvestment of distributions	62,378	62,140	654,733	654,236
Shares redeemed	(3,536,710)	(3,441,441)	(37,122,683)	(36,209,000)
Net increase (decrease)	(992,455)	2,793,860	$(10,429,117)	$29,481,961
Class I
Shares sold	1,282,708	1,345,674	$13,468,151	$14,161,984
Reinvestment of distributions	21,416	16,027	224,775	168,729
Shares redeemed	(922,050)	(390,908)	(9,672,098)	(4,112,822)
Net increase (decrease)	382,074	970,793	$4,020,828	$10,217,891
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	212,875	647,297	$2,284,858	$6,969,912
Reinvestment of distributions	8,153	11,112	87,532	119,567
Shares redeemed	(319,505)	(590,622)	(3,429,133)	(6,339,530)
Net increase (decrease)	(98,477)	67,787	$(1,056,743)	$749,949
Municipal Income 2019
Shares sold	1,607,678	1,889,867	$17,297,665	$20,329,312
Reinvestment of distributions	57,767	48,982	620,325	526,873
Shares redeemed	(755,381)	(1,155,645)	(8,120,541)	(12,418,343)
Net increase (decrease)	910,064	783,204	$9,797,449	$8,437,842
Class I
Shares sold	1,005,900	1,192,982	$10,808,665	$12,850,827
Reinvestment of distributions	32,016	23,376	343,836	251,385
Shares redeemed	(320,006)	(611,694)	(3,438,983)	(6,558,931)
Net increase (decrease)	717,910	604,664	$7,713,518	$6,543,281
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	645,358	337,731	$7,156,810	$3,702,887
Reinvestment of distributions	19,690	18,467	217,102	202,045
Shares redeemed	(541,277)	(260,884)	(5,988,835)	(2,847,893)
Net increase (decrease)	123,771	95,314	$1,385,077	$1,057,039
Municipal Income 2021
Shares sold	1,467,208	791,444	$16,176,254	$8,664,090
Reinvestment of distributions	42,870	38,529	472,464	421,478
Shares redeemed	(626,624)	(741,853)	(6,899,714)	(8,095,156)
Net increase (decrease)	883,454	88,120	$9,749,004	$990,412
Class I
Shares sold	632,054	761,825	$6,957,341	$8,335,732
Reinvestment of distributions	31,059	23,388	342,240	255,812
Shares redeemed	(440,645)	(259,815)	(4,871,347)	(2,834,942)
Net increase (decrease)	222,468	525,398	$2,428,234	$5,756,602
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	192,189	138,656	$1,987,183	$1,395,740
Reinvestment of distributions	7,369	8,783	75,354	88,484
Shares redeemed	(200,215)	(159,919)	(2,062,158)	(1,596,486)
Net increase (decrease)	(657)	(12,480)	$379	$(112,262)
Municipal Income 2023
Shares sold	1,349,142	764,466	$13,792,209	$7,708,480
Reinvestment of distributions	21,067	21,193	215,472	213,479
Shares redeemed	(767,187)	(572,692)	(7,915,336)	(5,746,980)
Net increase (decrease)	603,022	212,967	$6,092,345	$2,174,979
Class I
Shares sold	1,493,843	349,204	$15,354,060	$3,495,722
Reinvestment of distributions	18,848	10,366	193,717	104,377
Shares redeemed	(874,741)	(106,801)	(9,064,851)	(1,071,787)
Net increase (decrease)	637,950	252,769	$6,482,926	$2,528,312

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund as of June 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$1,002.90	$3.24
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2017	.40%
Actual		$1,000.00	$1,004.20	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,004.20	$1.99
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,015.80	$3.26
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2019	.40%
Actual		$1,000.00	$1,017.10	$2.01
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,017.10	$2.01
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,026.30	$3.27
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2021	.40%
Actual		$1,000.00	$1,027.60	$2.02
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,027.60	$2.02
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,042.00	$3.30
Hypothetical-C		$1,000.00	$1,021.63	$3.27
Municipal Income 2023	.40%
Actual		$1,000.00	$1,043.30	$2.03
Hypothetical-C		$1,000.00	$1,022.87	$2.01
Class I	.40%
Actual		$1,000.00	$1,043.30	$2.03
Hypothetical-C		$1,000.00	$1,022.87	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2017 Fund
Class A	08/15/16	08/12/16	$0.003
Municipal Income 2017	08/15/16	08/12/16	$0.003
Class I	08/15/16	08/12/16	$0.003
Fidelity Municipal Income 2019 Fund
Class A	08/15/16	08/12/16	$0.004
Municipal Income 2019	08/15/16	08/12/16	$0.004
Class I	08/15/16	08/12/16	$0.004
Fidelity Municipal Income 2021 Fund
Class A	08/15/16	08/12/16	$0.013
Municipal Income 2021	08/15/16	08/12/16	$0.013
Class I	08/15/16	08/12/16	$0.013
Fidelity Municipal Income 2023 Fund
Class A	08/15/16	08/12/16	$0.011
Municipal Income 2023	08/15/16	08/12/16	$0.011
Class I	08/15/16	08/12/16	$0.011

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2017 Fund	$ 36,754
Fidelity Municipal Income 2019 Fund	$ 26,803
Fidelity Municipal Income 2021 Fund	$ 76,549
Fidelity Municipal Income 2023 Fund	$32,319

During fiscal year ended 2016, 100% of each fund's income dividends were free from federal income tax, and 4.74%, 5.10% , 3.13% and 4.55% of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

DMI-ANN-0816
1.926259.105

Item 2.

Code of Ethics

As of the end of the period, June 30, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2017 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2019 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2021 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2023 Fund	$39,000	$-	$5,200	$900

June 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2017 Fund	$38,000	$-	$5,000	$700
Fidelity Municipal Income 2019 Fund	$38,000	$-	$5,000	$600
Fidelity Municipal Income 2021 Fund	$38,000	$-	$5,200	$600
Fidelity Municipal Income 2023 Fund	$38,000	$-	$5,200	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2016A	June 30, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$-
All Other Fees	$10,000	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2016 A	June 30, 2015 A,B
Deloitte Entities	$105,000	$680,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the

Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016